Financial Instruments and Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments designated at fair value through profit or loss [text block] [Abstract]
Schedule of reconciliation of cash and non-cash movements
Thousands of $ For the years ended December 31	2021	2020	Fair value hierarchy
Assets
At amortized cost
Trade receivables	4,582	3,771
Cash and cash equivalents	58,498	15,953
Total financial assets	63,080	19,724

Liabilities
At fair value:
Other financial liabilities	1,617	1,599	Level 3
Derivative financial liability for Kreos drawdown fee	810		Level 3
Subtotal financial liabilities at fair value	2,427	1,599

At amortized cost:
Loans and borrowings	12,092	13,097	Level 2
Lease liabilities	3,464	2,774
Trade payables	7,455	5,320
Subtotal financial liabilities at amortized cost	23,011	21,191
Total financial liabilities	25,438	22,790

Schedule of reconciliation of cash and non-cash movements
Thousands of $	Financial Derivative Instrument		Contingent Liability
For the years ended December 31	2021	2020	2021	2020
Beginning balance	0	0	1,599	1,599
Cash movements
Loans and borrowings repaid
Loans and borrowings received
Non-cash movements
Reclassification (1)	773
Effective interest rate adjustment			194	118
Foreign exchange rate impact / other movements	(59)
Fair value changes through profit and loss	96		(176)	(118)
Ending balance	810	0	1,617	1,599